Variable Interest Entities (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Change in Investment Carrying Amount - Holmdel [Abstract]
Beginning Balance			$ 10,425	$ 13,000	$ 13,000
Add: Income from investments in unconsolidated entities	1,192	414	2,695	414	2,779
Less: Cash distribution on investments in unconsolidated entities			(3,470)	(1,625)	(5,354)
Ending Balance	$ 9,650		$ 9,650		$ 10,425